Income tax (Details 1) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	$ 5,248,378	$ 4,456,631
Minco Silver Corp [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	4,727,437	6,801,956
Non-capital loss [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	4,473,755	3,718,815
Non-capital loss [Member] | Minco Silver Corp [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	2,928,079	5,188,584
Resource expenditures [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	534,069	680,236
Capital assets [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	36,236	34,127
Investment [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	(832,557)	(1,043,545)
Capital loss [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	1,036,875	1,066,999
Mineral interests [Member] | Minco Silver Corp [Member]
Disclosure of income tax [Line Items]
Deferred income tax assets (liabilities) not recognized	$ 1,799,358	$ 1,613,372